[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000

Member New York Stock Exchange, Inc./Member SIPC





                                       December 27, 2000


Via Edgar
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Cash Reserve Trust
                  1933 Act File No. 2-62218
                  1940 Act File No. 811-2853

Ladies and Gentlemen:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to the above-referenced fund does not differ from the one filed in Post-Effective Amendment No. 38 that was filed electronically on November 20, 2000.

                                       Very truly yours,

                                       LEGG MASON CASH RESERVE TRUST



                                       By: /s/ Marc R. Duffy
                                           ------------------------------------
                                               Marc R. Duffy
                                               Secretary

MRD:kms
Enclosure